UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                 35955 Huntland Farm Road, Middleburg, VA 20117
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                 35955 Huntland Farm Road, Middleburg, VA 20117
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30, 2007
                         -------------

Date of reporting period: 12-month period ended June 30, 2007
                          -----------------------------------

Item 1. Proxy Voting Record.

The following information relates to each mattert 0 0 relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;


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

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

(a) Issuer         Deluxe Corporation
(b) Symbol         DLX
(c) CUSIP          248019101
(d) Date           4/25/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             A vote for election of the following...            FOR                    FOR
Issuer             Ratification of the appointment of...              FOR                    FOR


(a) Issuer         Owens-Illinois, Inc.
(b) Symbol         OI
(c) CUSIP          690768403
(d) Date           5/9/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             A vote for election of the following...            FOR                    FOR
Issuer             Ratify the selection of Ernst & Young...           FOR                    FOR


(a) Issuer         Arcelor Mittal
(b) Symbol         MT
(c) CUSIP          03937E101
(d) Date           5/15/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             Proposal to adopt the annual accounts for...       FOR                    FOR
Issuer             Proposal to continue to continue to pay...         FOR                    FOR
Issuer             Proposal to approve the management  ...            FOR                    FOR
Issuer             Proposal to approve the supervision...             FOR                    FOR
Issuer             Proposal to ratify the decision of the board..     FOR                    FOR
Issuer             Proposal to designate Mrs. Usha Mittal as...       FOR                    FOR
Issuer             Proposal to re-appoint Deloitte Accountants..      FOR                    FOR
Issuer             Proposal to change the remuneration of...          FOR                    FOR
Issuer             Proposal to designate the board of directors...    FOR                    FOR
Issuer             Proposal to extend the authority of the...         FOR                    FOR
Issuer             Proposal to extend the authority of the ...        FOR                    FOR


(a) Issuer         On Semiconductor Corporation
(b) Symbol         ONNN
(c) CUSIP          682189105
(d) Date           5/16/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             A vote for election of the following...            FOR                    FOR
Issuer             To ratify Pricewaterhousecoopers LLP ...           FOR                    FOR

(a) Issuer         Oneok, Inc.
(b) Symbol         OKE
(c) CUSIP          682680103
(d) Date           5/17/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             A vote for election of the following...            FOR                    FOR
Issuer             A shareholder proposal relating to the...          AGAINST                FOR


(a) Issuer         Teletech Holdings, Inc.
(b) Symbol         TTEC
(c) CUSIP          879939106
(d) Date           6/1/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
(g) NOT VOTED


(a) Issuer         Amkor Technology, Inc.
(b) Symbol         AMKR
(c) CUSIP          031652100
(d) Date           8/6/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             Elect Director's Nominees                          FOR                    FOR
Issuer             Approve the 2007 Executive Incentive...            FOR                    FOR
Issuer             Approve the 2007 Equity Incentive...               FOR                    FOR
Issuer             Approve the ratification of the...                 FOR                    FOR


(a) Issuer         Northern Dynasty Minerals Ltd.
(b) Symbol         NAK
(c) CUSIP          66510M204
(d) Date           6/7/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             A vote for election of the following...            FOR                    FOR
Issuer             To appoint De Visser Gray, chartered ...           FOR                    FOR
Issuer             To consider and if thought fit, approve...         FOR                    FOR
Issuer             To consider and if thought fit, approve ...        FOR                    FOR


(a) Issuer         Arcelor Mittal
(b) Symbol         MT
(c) CUSIP          03937E101
(d) Date           6/12/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             Proposal to adopt the annual accounts for...       FOR                    FOR
Issuer             Proposal to continue to pay a quarterly...         FOR                    FOR
Issuer             Proposal to approve the management...              FOR                    FOR
Issuer             Proposal to approve the supervision...             FOR                    FOR
Issuer             Proposal to ratify the decision of the...          FOR                    FOR
Issuer             Proposal to designate Mrs. Usha Mittal...          FOR                    FOR
Issuer             Proposal to re-appoint Deloitte ...                FOR                    FOR
Issuer             Proposal to change the remuneration of ...         FOR                    FOR
Issuer             Proposal to designate the Board of ...             FOR                    FOR
Issuer             Proposal to extend the authority of the ...        FOR                    FOR
Issuer             Proposal to extend the authority of the...         FOR                    FOR

(a) Issuer         Siliconware Precision Industries Co. Ltd.
(b) Symbol         SPIL
(c) CUSIP          827084864
(d) Date           6/13/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
Issuer             Adoption by the meeting of FY 2006...              FOR                    FOR
Issuer             Adoption by the meeting of FY 2006...              FOR                    FOR
Issuer             Proposal for FY 2006 issue of new shares...        FOR                    FOR
Issuer             Approval by the meeting to the proposed...         FOR                    FOR
Issuer             Approval by the meeting to release the ...         FOR                    FOR
Issuer             Approval by the meeting to release the...          FOR                    FOR


(a) Issuer         Carmax, Inc.
(b) Symbol         KMX
(c) CUSIP          143130102
(d) Date           6/26/2007
(f) BY             (e) Proposal                                       (h) Vote               (i) MRV
(g) NOT VOTED


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)


By       /S/ Paul Dietrich
         -----------------
         Paul Dietrich, President and
         principal executive officer

Date     August 29, 2007
         ----------------------


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